RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Transactions With Related Parties

d.	Transactions with the related parties:
	Six months ended June 30,
	2022	2021*)
		As Restated (1)

Cost of revenues of products	$92	$368

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

*) Excluding transactions and balances with Euclid, which became a related party during January 2022.

Schedule of Balances With Related Parties
e.	Balances with the related parties:

	June 30, 2022	December 31, 2021 *)

Trade payables	$14	$466

Accrued expenses	$182	$-

Other current assets	$428	$202

*) Excluding transactions and balances with Euclid, which became a related party during January 2022.